[AL FRANK LOGO]

                               THE AL FRANK FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2001

                               THE AL FRANK FUND
                                 P.O. BOX 1438
                             LAGUNA BEACH, CA 92652
                      SHAREHOLDER SERVICES (888) 263-6443
                                WWW.ALFRANK.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                                             Publisher of The Prudent Speculator
                                           P.O. Box 1438, Laguna Beach, CA 92652
                                                                 www.alfrank.com

Dear Fund Shareholder:

Although 2001 was a disappointing year for most investors as measured by the major market averages, it is without much difficulty that we write about the performance of The Al Frank Fund (VALUX). By way of reference, the industry standard S&P 500 Composite Stock Price Index tumbled -11.87%, the Nasdaq Composite Index plunged-21.05%, the Dow Jones Industrial Average fell -5.43% and our traditional benchmark the Russell 2000 Index eked out a small +2.49% total return for 2001. Happily, the Al Frank Fund generated a total return of +22.69% with the maximum sales load deducted and +29.83% on an non-load-adjusted basis as "Value" investing continued its renaissance with many investors coming to understand that the price paid for a stock is of great significance. The "Buy High, Sell to a Greater Fool" theory of investing worked well for many during the late-90s, but we stuck to our knitting, never wavering from our strategy of buying undervalued and out-of-favor stocks. Our handsome returns in 2001, especially relative to the sizable losses put up by the "market", are testament to our disciplined approach.

Clearly, 2001 was a year that none of us will soon forget, especially given the tragic events that occurred on September 11th. As I (John Buckingham) was in lower Manhattan, thankfully some three miles from the World Trade Center, on September 11th, the terrorist attacks hit close to home. While the equity markets had to cope with an unprecedented four trading-day shutdown in the aftermath, we trust that many investors have renewed faith in the U.S. capital markets. It is difficult to imagine a more frightening time to be an investor than after the tragic events of September 11th, but we are pleased to report that our stocks are generally worth considerably more today than they were on September 10th. We also are happy to note that assets continued to grow during 2001, even though many mutual funds experienced outflows, with VALUX ending the year with total assets of $47 million, compared to $20 million at the start of the year. We did have a small ($0.15 per share) distribution, but we continue to manage the fund with an eye toward minimizing portfolio turnover and the costs associated with excessive trading.

As most are undoubtedly aware, the Fund is broadly diversified across numerous industry groups. In 2001, the excellent performance was primarily derived from three sources. First, because our stocks on average, trade for less than one times sales and for less than book value, we saw many previously unloved and overlooked companies come back to life as investors, corporations and rival companies focused on the inexpensive nature of so many stocks. With so many undervalued companies, we enjoyed a good number of buyouts. These included:

Litton (LIT): aerospace
Mikasa (MKS): tabletop products
MicroTouch Systems (MTSI): touch screen systems
Primex Tech (PRMX): ordnance
DeBeers (DBRSY): diamonds
MyPoints.com (MYPT): "busted" dot.com
Bergen Brunswig (BBC): drug distribution
Barringer Tech (BARR): explosives detection
Minntech (MNTX): medical devices
Triton Energy (OIL): energy
Springs Industries (SMI): home furnishings

We were also aided by substantial recoveries in many micro-, small- and mid-caps which were hit hard during 2000's year-end tax-loss selling. These include stocks like:

Adaptec (ADPT): computer peripherals
Applied Extrusion (AETC): plastics
BankAtlantic (BBX): savings and loan
CKE Restaurants (CKR): fast food restaurants
Champion Enterprises (CHB): manufactured housing
JC Penney (JCP): department stores
Storage Tech (STK): data storage
TransTechnology (TT): fasteners & aerospace

Finally, since September 11th, momentum investors moved into some of our larger holdings as the likelihood that their respective businesses would benefit created significant interest. These companies include:

InVision Tech (INVN): explosives detection
Forgent (FORG): video conferencing
Vicon Industries (VII): surveillance cameras
Michaels Stores (MIK): arts and crafts
Jo-Ann Stores (JAS.B): arts and crafts
ESS Technology (ESST): DVD products

Nobody knows what the future will bring for the markets and individual stocks. No investment philosophy can be successful all the time and we will inevitably endure periods of under-performance, but we continue to believe that investing in companies trading for low multiples of earnings, sales and/or book value is the best strategy. Good things will happen and bad things will happen. The wonderful thing about investing in out-of-favor and undervalued stocks is that when positive things occur, the stocks can soar, while the inexpensive nature of the valuations should, in most cases, help to insulate companies on the downside when bad things occur. This has been our experience for nearly 25 years of publishing The Prudent Speculator investment newsletter and for four years of managing The Al Frank Fund. We thank you for your patronage!

Sincerely,

/S/ John Buckingham

John Buckingham

Footnotes:

Performance figures of the Fund referenced represent past performance and are not indicative of future performance. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. This report is authorized for use when preceded or accompanied by a current prospectus for the Fund. The prospectus contains more information about the risks and on-going expenses of an investment in the Fund.

The Fund's total return for the year ending December 31, 2001 was 29.83% and since inception (January 2, 1998) through December 31, 2001 was 19.22% (on an annualized basis). If the maximum sales charge were reflected, the Fund's returns for the same periods would have been 22.69% and 17.57%, respectively.

The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The NASDAQ Stock Market is the largest electronic, screen-based market in the world with over 5,100 companies listed.

The Russell 2000 Index is Frank Russell's small capitalization index that measures the performance of the 2000 smallest companies in the Russell 3000 Index.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally leaders in their respective industries and are listed on the New York Stock Exchange.

The Fund is distributed by U.S. Growth Investments, Inc.

                               THE AL FRANK FUND

Comparison of the change in value of a $10,000 investment in The Al Frank Fund versus the Russell 2000 Index, the Wilshire 5000 Equity Index and the S&P/Barra Value Index.

                          Average Annual Total Return
                    1 year                            22.69%
                    Since inception (1/2/98)          17.57%

                 The Al        Wilshire 5000     Russell 2000       S&P/Barra
Date           Frank Fund      Equity Index          Index         Value Index
----           ----------      ------------      ------------      -----------
2-Jan-98        $10,000           $10,000           $10,000          $10,000
31-Mar-98       $10,575           $11,287           $10,999          $11,161
30-Jun-98        $9,289           $11,468           $10,695          $11,219
30-Sep-98        $7,201           $10,052            $8,320           $9,518
31-Dec-98        $8,571           $12,172            $9,655          $11,177
31-Mar-99        $7,985           $12,591            $9,099          $11,496
30-Jun-99       $10,726           $13,533           $10,473          $12,737
30-Sep-99       $10,641           $12,753            $9,778          $11,562
31-Dec-99       $13,750           $14,855           $11,550          $12,599
31-Mar-00       $16,481           $15,423           $12,335          $12,628
30-Jun-00       $15,271           $14,730           $11,835          $12,086
30-Sep-00       $15,668           $14,755           $11,930          $13,151
31-Dec-00       $14,710           $13,237           $11,064          $13,365
31-Mar-01       $15,728           $11,449           $10,309          $12,492
30-Jun-01       $18,077           $12,268           $11,739          $13,043
30-Sep-01       $15,012           $10,285            $9,266          $10,295
31-Dec-01       $19,097           $11,516           $11,178          $11,115

Past performance is no guarantee of future results. Share value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original investment. Indices do not incur expenses and are not available for investment.

1<F1> Average Annual Total Return represents the average change in account value over the periods indicated.

The Wilshire 5000 Equity Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 12/00, the index was comprised of 6,590 companies. The valuation calculation for the Wilshire 5000 Equity Index is for the period December 31, 1997 through
December 31, 2001.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 with lower price-to-book ratios.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2001


                                                                     Market
  Shares    Common Stocks: 87.42%                                     Value

            ADVANCED INDUSTRIAL EQUIPMENT: 0.58%
     4,002  MTS Systems Corp.                                      $    40,460
    11,600  Stratasys, Inc.*<F2>                                        76,676
    30,000  The Lamson & Sessions Co.*<F2>                             157,500
                                                                   -----------
                                                                       274,636
                                                                   -----------

            ADVANCED MEDICAL DEVICES: 1.14%
     2,700  Guidant Corp.*<F2>                                         134,460
    37,000  Laserscope*<F2>                                             92,500
    15,074  Utah Medical Products, Inc.*<F2>                           205,157
     8,000  VISX, Inc.*<F2>                                            106,000
                                                                   -----------
                                                                       538,117
                                                                   -----------

            AEROSPACE & DEFENSE: 3.14%
    16,400  Allied Research Corp.*<F2>                                 228,288
    21,000  BE Aerospace, Inc.*<F2>                                    192,570
    15,000  Ducommun, Inc.*<F2>                                        166,500
     3,000  Kaman Corp.                                                 46,800
    14,300  LMI Aerospace, Inc.*<F2>                                    61,776
     1,700  Lockheed Martin Corp.                                       79,339
     5,000  Precision Castparts Corp.                                  141,250
     1,500  Raytheon                                                    48,705
     1,300  Rockwell Collins                                            25,350
     1,000  Sequa Corp.*<F2>                                            47,520
    22,100  SIFCO Industries, Inc.                                     123,097
     3,000  The Boeing Co.                                             116,340
    20,000  TransTechnology Corp.                                      204,000
                                                                   -----------
                                                                     1,481,535
                                                                   -----------

            AIR FREIGHT/COURIERS: 0.01%
        99  FEDEx Corp.*<F2>                                             5,136
                                                                   -----------

            AIRLINES: 0.86%
     5,000  AMR Corporation*<F2>                                       110,850
     3,700  Delta Air Lines, Inc.                                      108,262
    14,000  KLM Royal Dutch Airlines                                   155,120
     2,500  UAL Corp.                                                   33,750
                                                                   -----------
                                                                       407,982
                                                                   -----------

            ALUMINUM: 0.26%
     3,500  Alcoa, Inc.                                                124,425
                                                                   -----------

            AUTOMOBILE MANUFACTURERS: 0.92%
     2,175  DaimlerChrysler Corp.                                       90,632
    14,300  Ford Motor Co.                                             224,796
     2,500  General Motors Corp.                                       121,500
                                                                   -----------
                                                                       436,928
                                                                   -----------

            AUTOMOBILE PARTS & EQUIPMENT: 1.56%
     6,600  ArvinMeritor, Inc.                                         129,624
     6,000  Cooper Tire & Rubber Co.                                    95,760
    11,999  Dura Automotive Systems, Inc.*<F2>                         131,989
     5,400  Goodyear Tire & Rubber                                     128,574
     3,000  Lear Corp.*<F2>                                            114,420
     9,000  Visteon Corp.                                              135,360
                                                                   -----------
                                                                       735,727
                                                                   -----------

            BANKS: 2.24%
     2,000  Bank of America Corp.                                      125,900
     2,500  BANK ONE CORP.                                              97,625
    20,000  BankAtlantic Bancorp                                       183,600
    13,872  Bay View Capital Corp.                                     101,681
     8,000  BOH Pacific Century Financial Corp.                        207,120
     3,000  Capstead Mortgage                                           70,500
     1,100  Citigroup, Inc.                                             55,528
    10,000  Sovereign Bancorp                                          122,400
     3,010  Wachovia Corp.                                              94,364
                                                                   -----------
                                                                     1,058,718
                                                                   -----------

            BIOTECHNOLOGY: 0.15%
    10,000  Zonagen, Inc.*<F2>                                          70,000
                                                                   -----------

            BUILDING MATERIALS: 1.54%
       900  Ameron International Corp.                                  62,280
     4,000  Hughes Supply, Inc.                                        123,480
    12,000  JLG Industries, Inc.                                       127,800
     6,000  NCI Building Systems, Inc.*<F2>                            106,200
     4,000  Nortek, Inc.*<F2>                                          111,600
    13,000  Omnova Solutions, Inc.                                      88,400
     4,000  Sherwin-Williams Co.                                       110,000
                                                                   -----------
                                                                       729,760
                                                                   -----------

            BUSINESS SERVICES: 2.35%
    20,000  Analysts International Corp.                                82,600
   105,000  Be Free, Inc.*<F2>                                         222,600
    50,000  Computer Horizons Corp.*<F2>                               160,500
    23,000  Encompass Services Corp.*<F2>                               66,700
     7,000  IKON Office Solution                                        81,830
     6,000  Infocus Corp.*<F2>                                         132,120
     3,374  Right Management Consultants, Inc.                          58,370
   110,000  SOS Staffing Service*<F2>                                  122,210
    39,720  Vicon Industries, Inc.*<F2>                                184,698
                                                                   -----------
                                                                     1,111,628
                                                                   -----------

            CASINOS: 0.54%
     4,500  MGM Mirage*<F2>                                            129,915
    11,000  Station Casinos, Inc.*<F2>                                 123,090
                                                                   -----------
                                                                       253,005
                                                                   -----------

            CHEMICALS - COMMODITY: 0.39%
     5,000  Olin Corp.                                                  80,700
     3,000  The Dow Chemical Co.                                       101,340
                                                                   -----------
                                                                       182,040
                                                                   -----------

            CHEMICALS - SPECIALTY: 0.96%
    14,000  Crompton Corp.                                             126,000
     8,000  IMC Global, Inc.                                           104,000
     2,200  Octel Corp.*<F2>                                            39,600
     8,000  Spartech Corp.                                             164,400
     1,400  Wellman, Inc.                                               21,686
                                                                   -----------
                                                                       455,686
                                                                   -----------

            CLOTHING/FABRICS: 2.53%
     1,000  Garan, Inc.                                                 42,500
    10,000  Guess, Inc.*<F2>                                            75,000
    15,000  Haggar Corp.                                               162,750
    30,000  Hartmarx Corp.*<F2>                                         49,500
     5,075  Kellwood Co.                                               121,851
     5,000  Oxford Industries, Inc.                                    118,000
    10,000  Phillips-Van Heusen                                        109,000
    14,000  Quaker Fabric Corp.*<F2>                                   116,340
     7,000  Quiksilver, Inc.*<F2>                                      120,400
     5,000  Tommy Hilfiger Corp.*<F2>                                   68,750
     5,350  Tropical Sportwear*<F2>                                    100,312
    15,000  Unifi, Inc.*<F2>                                           108,750
                                                                   -----------
                                                                     1,193,153
                                                                   -----------

            COMMUNICATIONS TECHNOLOGY: 4.71%
    25,000  3Com Corp.*<F2>                                            159,500
    15,000  Avanex Corp.*<F2>                                           88,500
       186  Avaya, Inc.*<F2>                                             2,260
    14,400  Blonder Tongue Labs*<F2>                                    53,136
    12,500  Clarent Corp.*<F2>                                          12,500
    16,000  Communication Systems, Inc.                                120,640
    10,000  Datum, Inc.*<F2>                                           138,600
    10,800  Davox Corp.*<F2>                                           104,436
    20,000  DIGI International, Inc.*<F2>                              127,400
    16,500  Enterasys Network, Inc.                                    146,025
     9,000  IDT Corp.                                                  175,590
    35,000  Net2Phone, Inc.*<F2>                                       236,250
    34,100  Network Equipment Technologies, Inc.*<F2>                  185,845
    16,346  Novell, Inc.*<F2>                                           75,028
    77,000  ScreamingMedia, Inc.*<F2>                                  169,400
   100,000  VTEL Corp.*<F2>                                            430,000
                                                                   -----------
                                                                     2,225,110
                                                                   -----------

            COMPUTERS: 2.93%
    11,500  Adaptec, Inc.                                              166,750
     6,000  Apple Computer, Inc.*<F2>                                  131,400
   249,400  Applied Graphics Technology*<F2>                           132,182
    12,000  Compaq Computer Corp.                                      117,120
     5,000  Hewlett-Packard Co.                                        102,700
    11,000  Maxtor Corp.*<F2>                                           69,740
    10,000  Quantum Corporation - DLT & Storage Systems Group*<F2>      98,500
    20,000  Read-Rite Corp.*<F2>                                       132,200
     8,600  SanDisk Corp.*<F2>                                         123,840
     1,250  Seagate Technology, Inc.*<F2>                                  100
    36,100  SONICblue, Inc.*<F2>                                       145,844
     8,000  Storage Technology Corp.*<F2>                              165,360
                                                                   -----------
                                                                     1,385,736
                                                                   -----------

            CONSUMER SERVICES: 0.24%
     2,500  H&R Block, Inc.                                            111,750
                                                                   -----------

            CONTAINERS & PACKAGING: 0.38%
    25,000  Applied Extrusion Technology, Inc.*<F2>                    178,000
                                                                   -----------

            COSMETICS/PERSONAL CARE: 0.62%
    30,000  Allou Health & Beauty Care, Inc.*<F2>                      168,900
    10,000  Helen of Troy, Ltd.*<F2>                                   124,100
                                                                   -----------
                                                                       293,000
                                                                   -----------

            DISTILLERS & BREWERS: 0.24%
     3,000  Robert Mondavi - Class A*<F2>                              114,000
                                                                   -----------

            ELECTRIC & GAS: 0.44%
    11,000  Mirant Corp.*<F2>                                          176,220
    39,700  Newpower Holdings Inc.                                      29,378
                                                                   -----------
                                                                       205,598
                                                                   -----------

            ELECTRICAL COMPONENTS & EQUIPMENT: 3.96%
    10,000  American Power Conversion Corp.*<F2>                       144,600
     4,000  AVX Corp.                                                   94,360
     4,000  Bel Fuse Inc. - Class B                                    100,200
     4,250  C&D Technologies, Inc.                                      97,113
    36,000  Innovex*<F2>                                               121,680
    15,075  InVision Technologies, Inc.*<F2>                           449,084
     8,289  Nam Tai Electronics, Inc.                                  137,432
     5,000  PRI Automation, Inc.*<F2>                                  102,250
     5,400  Recoton Corp.*<F2>                                          73,440
     7,600  RF Industries, Ltd.*<F2>                                    20,824
    19,000  Solectron Corp.*<F2>                                       214,320
     3,100  Thomas & Betts Corp.                                        65,565
    12,756  Vishay Intertechnology, Inc.*<F2>                          248,741
                                                                   -----------
                                                                     1,869,609
                                                                   -----------

            FINANCIAL SERVICES, DIVERSIFIED: 1.13%
    40,000  Conseco, Inc.*<F2>                                         178,400
   100,000  Finova Group                                                61,000
    10,000  Knight Trading Group*<F2>                                  110,200
    52,200  Providian Financial Corp.                                  185,310
                                                                   -----------
                                                                       534,910
                                                                   -----------

            FIXED LINE COMMUNICATIONS: 1.15%
    35,000  ADC Telecommunications, Inc.*<F2>                          161,000
     4,000  AT&T Corp.                                                  72,560
    15,400  MCI Group                                                  195,580
     8,000  Worldcom, Inc.                                             112,640
                                                                   -----------
                                                                       541,780
                                                                   -----------

            FOOD: 0.50%
    10,000  Fleming, Inc.                                              185,000
     2,200  Sara Lee Corp.                                              48,906
                                                                   -----------
                                                                       233,906
                                                                   -----------

            FOOD RETAILERS: 0.26%
     3,850  Albertson's, Inc.                                          121,237
                                                                   -----------

            FOOTWEAR: 1.37%
    28,700  Deckers Outdoor Corp.*<F2>                                 121,975
     5,000  Maxwell Shoe Company, Inc.*<F2>                             70,500
     5,000  R. G. Barry Corp.*<F2>                                      31,550
    30,000  Saucony, Inc. - Class B*<F2>                               157,500
    11,000  Steve Madden*<F2>                                          154,770
     3,000  The Timberland Co.*<F2>                                    111,240
                                                                   -----------
                                                                       647,535
                                                                   -----------

            FOREST PRODUCTS: 0.54%
     5,000  Georgia-Pacific Corp.                                      138,050
     8,200  Pope & Talbot, Inc.                                        116,850
                                                                   -----------
                                                                       254,900
                                                                   -----------

            HEALTHCARE PROVIDERS: 3.04%
     4,000  Aetna, Inc.                                                131,960
     5,750  Curative Health Services, Inc.*<F2>                         77,625
    12,000  HEALTHSOUTH Corp.*<F2>                                     177,840
    10,000  Humana, Inc.*<F2>                                          117,900
   162,061  LCA-Vision, Inc.*<F2>                                      142,614
    50,000  Magellan Health*<F2>                                       317,500
     3,500  Oxford Health Plans, Inc.*<F2>                             105,490
    15,400  PacifiCare Health Systems, Inc.*<F2>                       246,400
    13,500  Res-Care, Inc.*<F2>                                        119,475
                                                                   -----------
                                                                     1,436,804
                                                                   -----------

            HEAVY CONSTRUCTION: 0.32%
     9,000  Dycom Industries, Inc.*<F2>                                150,390
                                                                   -----------

            HEAVY MACHINERY: 0.22%
     1,800  A.O. Smith Corp.                                            35,100
    20,400  Katy Industries, Inc.*                                      69,768
                                                                   -----------
                                                                       104,868
                                                                   -----------

            HOME CONSTRUCTION: 2.43%
    16,000  Cavalier Homes, Inc.*<F2>                                   46,400
    10,000  Champion Enterprises, Inc.*<F2>                            123,100
     5,685  D.R. Horton, Inc.                                          184,535
     8,000  Fleetwood Enterprise                                        90,640
     4,000  KB Home                                                    160,400
    21,900  Oakwood Homes Corp.                                        116,070
    14,500  Rexhall Industries, Inc.*<F2>                              104,110
     6,000  Standard Pacific Corp.                                     145,920
     4,000  Toll Brothers, Inc.*<F2>                                   175,600
                                                                   -----------
                                                                     1,146,775
                                                                   -----------

            HOME FURNISHINGS: 1.34%
    14,000  Applica, Inc.*<F2>                                         126,140
     4,000  Chromcraft Revington, Inc.*<F2>                             43,120
     6,000  Craftmade International, Inc.                               94,260
     3,475  Maytag Corp.                                               107,829
    25,000  The Dixie Group, Inc.*<F2>                                 114,750
     2,000  Whirlpool Corp.                                            146,660
                                                                   -----------
                                                                       632,759
                                                                   -----------

            HOUSE-DURABLE: 0.36%
    20,000  Department 56, Inc.*<F2>                                   172,000
                                                                   -----------

            HOUSE-NON-DURABLE: 0.29%
    16,000  Central Garden & Pet Co. - Class A*<F2>                    135,360
                                                                   -----------

            INDUSTRIAL & COMMERCIAL SERVICES: 0.95%
     4,850  Avnet, Inc.                                                123,530
    10,000  Nu Horizons Electronics Corp.*<F2>                         102,800
    10,000  Spectrum Control, Inc.*<F2>                                 52,500
    60,000  Trio-Tech International*<F2>                               170,400
                                                                   -----------
                                                                       449,230
                                                                   -----------

            INDUSTRIAL DIVERSIFIED: 0.82%
     8,000  Gencorp, Inc.                                              112,880
    14,100  McRae Industries, Inc.                                      78,255
    17,200  Orbit International*<F2>                                    45,236
     8,600  P & F Industries, Inc. - Class A*<F2>                       61,576
     5,000  Rockwell International Corp.                                89,300
                                                                   -----------
                                                                       387,247
                                                                   -----------

            INSURANCE, LIFE: 0.33%
       400  National Western Life Insurance*<F2>                        44,480
     1,500  Torchmark Corp.                                             58,995
     2,000  Unumprovident Corp.                                         53,020
                                                                   -----------
                                                                       156,495
                                                                   -----------

            INSURANCE, PROPERTY & CASUALTY: 0.92%
       800  MGIC Investment Corp.                                       49,376
     2,200  Radian Group, Inc.                                          94,490
    50,000  RTW, Inc.*<F2>                                              56,000
     1,000  The Allstate Corp.                                          33,700
    20,000  Trenwick Group, Ltd.                                       203,400
                                                                   -----------
                                                                       436,966
                                                                   -----------

            LODGING: 0.36%
    15,000  RFS Hotel                                                  170,700
                                                                   -----------

            MARINE TRANSPORTATION: 0.91%
    46,100  OMI Corp.*<F2>                                             183,478
    16,000  Sea Containers Ltd. - Class A                              218,880
     1,900  Stolt-Nielsen S.A. ADR                                      29,621
                                                                   -----------
                                                                       431,979
                                                                   -----------

            MEDICAL SUPPLIES: 0.56%
     5,000  Boston Scientific*<F2>                                     120,600
     2,216  Cantel Medical*<F2>                                         42,303
   105,600  Equidyne                                                   100,320
                                                                   -----------
                                                                       263,223
                                                                   -----------

            OIL, DRILLING: 1.47%
     4,655  Global Santa Fe Corp.                                      132,761
    16,400  Harken Energy Corp.*<F2>                                    20,336
     3,000  Nabors Industries, Inc.*<F2>                               102,990
     7,000  Rowan Companies, Inc.*<F2>                                 135,590
     3,300  Transocean Sedco Forex, Inc.                               111,606
    10,000  Unit Corp.*<F2>                                            129,000
    11,300  Wiser Oil Co.*<F2>                                          60,455
                                                                   -----------
                                                                       692,738
                                                                   -----------

            OIL, EQUIPMENT & SERVICES: 2.37%
    21,000  Giant Industries, Inc.*<F2>                                193,830
    12,000  Halliburton Co.                                            157,200
    10,000  Holly Corp.                                                192,500
    13,000  Key Energy*<F2>                                            119,600
    15,000  Maverick Tube Corp.*<F2>                                   194,250
     5,000  Oceaneering International, Inc.*<F2>                       110,600
     2,700  Offshore Logistics, Inc.*<F2>                               47,952
     3,000  Teekay Shipping Corp.                                      104,550
                                                                   -----------
                                                                     1,120,482
                                                                   -----------

            OIL, SECONDARY: 1.54%
     2,310  Apache Corporation                                         115,223
     6,000  Ocean Energy, Inc.                                         115,200
    10,000  Range Resources Corp.*<F2>                                  45,500
     1,500  Ultramar Diamon Shamrock Corp.                              74,220
     5,000  Valero Energy Corp.                                        190,600
    13,000  Vintage Petroleum, Inc.                                    187,850
                                                                   -----------
                                                                       728,593
                                                                   -----------

            OTHER NON-FERROUS: 0.36%
     4,000  Cleveland-Cliffs, Inc.                                      73,200
     3,000  Phelps Dodge Corp.                                          97,200
                                                                   -----------
                                                                       170,400
                                                                   -----------

            PAPER PRODUCTS: 0.28%
     3,275  International Paper Co.                                    132,146
                                                                   -----------

            PHARMACEUTICALS: 0.46%
     2,700  Schering-Plough Corp.                                       96,687
    90,000  Twinlab Corp.*<F2>                                         121,500
                                                                   -----------
                                                                       218,187
                                                                   -----------

            POLLUTION CONTROL/WASTE MANAGEMENT: 0.65%
   119,465  Envirogen*<F2>                                             144,534
    22,400  IMCO Recycling, Inc.                                       160,160
                                                                   -----------
                                                                       304,694
                                                                   -----------

            PRECIOUS METALS: 0.10%
     3,259  AngloAmerican ADR                                           49,244
                                                                   -----------

            RAILROADS: 0.48%
     3,500  CSX Corp.                                                  122,675
     1,800  Union Pacific Corp.                                        102,600
                                                                   -----------
                                                                       225,275
                                                                   -----------

            REAL ESTATE INVESTMENT: 0.44%
    13,000  HRPT Properties Trust                                      112,580
     3,000  LNR Property Corp.                                          93,540
                                                                   -----------
                                                                       206,120
                                                                   -----------

            RECREATIONAL PRODUCTS: 1.64%
     4,000  Brunswick Corp.                                             87,040
     7,000  Callaway Golf Co.                                          134,050
    15,000  CoastCast Corp.                                             76,950
    26,100  Concord Camera Corp.*<F2>                                  206,712
    30,000  Huffy Corp.                                                192,000
    11,000  K2, Inc.*<F2>                                               79,310
                                                                   -----------
                                                                       776,062
                                                                   -----------

            RESTAURANTS: 1.04%
    18,500  Briazz, Inc.                                                18,500
    15,000  CKE Restaurants, Inc.*<F2>                                 135,750
     3,500  Landry's Seafood Restaurants, Inc.                          65,275
     3,600  Outback Steakhouse, Inc.*<F2>                              123,300
     3,000  TRICON Global Restaurants, Inc.*<F2>                       147,600
                                                                   -----------
                                                                       490,425
                                                                   -----------

            RETAILERS, APPAREL: 1.65%
     6,262  American Eagle Outfitters                                  163,877
     5,000  AnnTaylor Stores Corp.*<F2>                                175,000
     5,000  Burlington Coat Factory Warehouse                           84,000
    18,000  Gadzooks, Inc.*<F2>                                        247,320
    28,572  One Price Clothing Stores, Inc.                             60,001
     2,500  Pacific Sunwear of California, Inc.*<F2>                    51,050
                                                                   -----------
                                                                       781,248
                                                                   -----------

            RETAILERS, BROADLINE: 0.92%
     5,000  J. C. Penney Company, Inc.                                 134,500
    15,000  Kmart Corp.*<F2>                                            81,900
     5,000  Nordstrom, Inc.                                            101,150
     2,500  Sears Roebuck & Co.                                        119,100
                                                                   -----------
                                                                       436,650
                                                                   -----------

            RETAILERS, SPECIALTY: 3.42%
    10,000  AutoNation, Inc.*<F2>                                      123,300
     3,800  Barnes & Noble, Inc.*<F2>                                  112,480
    18,500  Friedman's, Inc.                                           155,770
    40,000  Jo-Ann Stores, Inc.*<F2>                                   266,000
    10,000  Michaels Stores, Inc.                                      329,500
    40,000  OfficeMax, Inc.*<F2>                                       180,000
     6,000  Rex Stores Corp.                                           168,120
     8,000  TBC Corp.*<F2>                                             107,120
     4,000  The Pep Boys - Manny, Moe & Jack                            68,600
     4,000  Toys "R" Us, Inc.*<F2>                                      82,960
     2,700  TransWorld Entertainment Corp.*<F2>                         20,520
                                                                   -----------
                                                                     1,614,370
                                                                   -----------

            SAVINGS & LOANS: 0.73%
     2,400  FirstFed Financial Corp.*<F2>                               61,512
     2,200  Golden State Bancorp, Inc.                                  57,530
     2,000  Golden West Financial                                      117,700
     3,025  PVF Capital Corp.                                           33,578
     2,250  Washington Mutual, Inc                                      73,575
                                                                   -----------
                                                                       343,895
                                                                   -----------

            SECURITIES BROKERS: 0.25%
     1,000  Lehman Brothers Holdings, Inc.                              66,800
       882  The Bear Stearns Companies, Inc.                            51,720
                                                                   -----------
                                                                       118,520
                                                                   -----------

            SEMICONDUCTOR & RELATED: 7.60%
     1,500  Applied Materials, Inc.*<F2>                                60,150
     2,507  ASM Lithography Holding N.V., ADR*<F2>                      42,744
    22,000  Atmel Corp.*<F2>                                           174,240
     5,000  Cohu, Inc.                                                  98,750
     7,000  Cypress Semiconductor Corp.*<F2>                           139,510
     6,600  Dataram Corp.*<F2>                                          55,110
    25,000  Diodes, Inc.*<F2>                                          166,250
    10,000  Electroglas, Inc.*<F2>                                     147,700
    10,690  ESS Technology, Inc.                                       227,269
     3,000  Integrated Device Technology, Inc.*<F2>                     79,770
     4,000  International Rectifier Corp.*<F2>                         139,520
    12,000  ISSI Integrated Silicon Solution, Inc.*<F2>                146,880
    10,000  KEMET Corp.*<F2>                                           177,500
     3,000  KLA-Tencor Corp.*<F2>                                      148,680
     8,000  Kulicke and Soffa Industries, Inc.*<F2>                    137,200
     5,450  Lam Research Corp.*<F2>                                    126,549
     8,250  LSI Logic Corp.*<F2>                                       130,185
    10,700  Mattson Technology*<F2>                                     94,267
     4,375  National Semiconductor Corp.*<F2>                          134,706
     3,000  Novellus Systems, Inc.*<F2>                                118,350
     4,449  Siliconix, Inc.*<F2>                                       121,992
     8,550  Standard Microsystems Corp.*<F2>                           132,696
     5,000  Teradyne, Inc.*<F2>                                        150,700
    18,400  Tower Semiconductor*<F2>                                   116,472
    20,000  Trident Microsystems, Inc.*<F2>                            153,000
     7,000  Tvia, Inc.*<F2>                                             12,250
     4,500  Varian Semiconductor Equipment Associates, Inc.*<F2>       155,655
   162,636  Vialta, Inc. - Class A*<F2>                                201,669
                                                                   -----------
                                                                     3,589,764
                                                                   -----------

            SOFTWARE: 7.38%
    22,000  Aether Systems, Inc.*<F2>                                  202,400
    82,500  American Software, Inc. - Class A*<F2>                     191,400
    35,000  Aspect Communication*<F2>                                  135,800
     4,425  Autodesk, Inc.                                             164,920
     5,000  Avant! Corp.*<F2>                                          102,450
     5,000  BMC Software, Inc.*<F2>                                     81,850
    35,700  CAM Commerce Solutions, Inc.*<F2>                          142,800
    50,000  Captaris*<F2>                                              184,500
     4,000  Computer Associates International, Inc.                    137,960
    11,000  Compuware Corp.*<F2>                                       129,690
    50,000  Cysive, Inc.*<F2>                                          140,500
     1,500  Electronics for Imaging, Inc.*<F2>                          33,465
    13,000  Keynote Systems*<F2>                                       121,550
   100,000  Lante Corp.*<F2>                                           121,000
   126,000  Net Perceptions, Inc.*<F2>                                 214,200
    35,000  Netmanage, Inc.*<F2>                                        35,700
    82,700  Peerless Systems Corp.*<F2>                                103,375
    81,400  Previo, Inc.*<F2>                                          134,310
     2,800  Progress Software Corp.*<F2>                                48,384
    13,700  Rainbow Technologies, Inc.*<F2>                            101,380
     1,398  Roxio, Inc.*<F2>                                            23,189
   132,400  Seec, Inc.*<F2>                                            185,360
     2,500  Software Spectrum, Inc.*<F2>                                39,159
     2,400  Symantec Corp.                                             159,191
     3,500  Unisys Corp.*<F2>                                           43,890
   200,000  VIA NET.WORKS, Inc.*<F2>                                   206,000
   100,000  Viant Corp.*<F2>                                           167,000
    75,000  Vicinity Corp.*<F2>                                        135,750
                                                                   -----------
                                                                     3,487,173
                                                                   -----------

            STEEL: 0.58%
    10,000  AK Steel                                                   113,800
    53,000  Rouge Industries, Inc. - Class A                            71,550
     1,351  Ryerson Tull, Inc.                                          14,861
     4,000  USX - US Steel Group                                        72,440
                                                                   -----------
                                                                       272,651
                                                                   -----------

            TOBACCO: 0.41%
     1,000  Philip Morris Companies, Inc.                               45,850
     1,600  R.J. Reynolds Tobacco Holdings, Inc                         90,080
     1,700  UST, Inc.                                                   59,500
                                                                   -----------
                                                                       195,430
                                                                   -----------

            TOYS: 0.71%
     6,800  Hasbro, Inc.                                               110,364
     6,000  Mattel, Inc.                                               103,200
    10,200  The Topps Co.*<F2>                                         123,930
                                                                   -----------
                                                                       337,494
                                                                   -----------

            TRANSPORTATION EQUIPMENT: 0.72%
     2,225  Cummins Engine Co.                                          85,752
     3,000  Navistar International Corp.                               118,500
       433  Sabre Holdings Corp.*<F2>                                   18,338
     4,300  Trinity Industries, Inc.                                   116,831
                                                                   -----------
                                                                       339,421
                                                                   -----------

            TRUCKING: 1.10%
     5,000  Arkansas Best Corp.*<F2>                                   144,100
    37,300  Cannon Express, Inc.*<F2>                                   19,396
    40,000  Consolidated Freightways Corp.*<F2>                        203,600
     3,100  Old Dominion Freight Line, Inc.*<F2>                        39,308
     4,500  Yellow Corp.*<F2>                                          112,950
                                                                   -----------
                                                                       519,354
                                                                   -----------

            WIRELESS COMMUNICATIONS: 0.63%
     1,287  AT&T Wireless Corp.*<F2>                                    18,494
    30,000  Brightpoint, Inc.*<F2>                                      94,200
    20,600  Corning, Inc.                                              183,752
                                                                   -----------
                                                                       296,446
                                                                   -----------

            Total Common Stocks (Cost $33,194,203)                 $41,297,125
                                                                   -----------


  Shares/                                                            Market
 Principal  Short-Term Investments: 14.54%                           Value

 1,500,000  American Express, 1.83%, 1/4/02                        $ 1,500,000
 1,370,042  Federated Cash Trust                                     1,370,042
 1,000,000  Galaxy Funding, 1.84%, 1/2/02                            1,000,000
 1,000,000  GE Capital, 1.87%, 1/2/02                                1,000,000
 1,000,000  GE Capital, 1.95%, 1/4/02                                1,000,000
 1,000,000  US Bancorp, 1.80%, 1/3/02                                1,000,000
                                                                   -----------
            Total Short-Term Investments (Cost $6,870,042)         $ 6,870,042
                                                                   -----------

            Total Investments in Securities
              (Cost $40,064,245): 101.96%                           48,167,167
            Liabilities in Excess of Other Assets: (1.96%)            (923,835)
                                                                   -----------
            Net Assets: 100.00%                                    $47,243,332
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2001

ASSETS
  Investments in securities, at value (cost $40,064,245)             $48,167,167
  Cash                                                                    73,254
  Receivables:
    Dividends and interest                                                31,259
    Fund shares sold                                                     743,675
  Deferred organization costs                                              7,016
  Prepaid expenses                                                        12,741
                                                                     -----------
      Total assets                                                    49,035,112
                                                                     -----------

LIABILITIES
  Payables:
  Administration fees                                                      6,883
  Distribution fees                                                        8,600
  Due to advisor                                                           8,807
  Fund shares redeemed                                                     1,056
  Securities purchased                                                 1,733,870
  Accrued expenses                                                        32,564
                                                                     -----------
      Total liabilities                                                1,791,780
                                                                     -----------
NET ASSETS                                                           $47,243,332
                                                                     -----------
                                                                     -----------

  NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    [$47,243,332 / 2,516,532 shares outstanding; unlimited number
    of shares (par value $.01) authorized]                                $18.77
                                                                     -----------
                                                                     -----------

  OFFERING PRICE PER SHARE ($18.77 / .9450)                               $19.86
                                                                     -----------
                                                                     -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                                    $38,831,796
  Accumulated net realized gain on investments                           308,614
  Net unrealized appreciation on investments                           8,102,922
                                                                     -----------
      Net assets                                                     $47,243,332
                                                                     -----------
                                                                     -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME
  Income
    Dividends (Net of foreign tax $658)                             $  260,382
    Interest                                                            59,206
                                                                    ----------
      Total income                                                     319,588
                                                                    ----------

  Expenses
    Advisory fees (Note 3)                                             289,843
    Administration fees (Note 3)                                        57,968
    Distribution fees (Note 4)                                          72,460
    Transfer agent fees                                                 34,577
    Fund accounting fees                                                35,372
    Professional fees                                                   47,500
    Registration expense                                                43,360
    Deferred organization expense                                        7,000
    Custody fees                                                        15,730
    Reports to shareholders                                             21,960
    Trustee fees                                                         4,638
    Miscellaneous                                                        5,313
    Insurance expense                                                    2,309
                                                                    ----------
      Total expenses                                                   638,030
      Add: expenses recouped by advisor (Note 3)                        15,072
                                                                    ----------
        Net expenses                                                   653,102
                                                                    ----------
          NET INVESTMENT LOSS                                        (333,514)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                                   575,474
    Net change in unrealized appreciation on investments             6,942,070
                                                                    ----------
    Net realized and unrealized gain on investments                  7,517,544
                                                                    ----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $7,184,030
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED    YEAR ENDED
                                                      DECEMBER 31,  DECEMBER 31,
                                                          2001          2000
                                                      ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss                                 $  (333,514)  $  (104,299)
  Net realized gain on investments                        575,474       362,231
  Net change in unrealized appreciation /
    (depreciation) on investments                       6,942,070      (319,164)
                                                      -----------   -----------
  NET INCREASE / (DECREASE)
    IN NET ASSETS RESULTING FROM OPERATIONS             7,184,030       (61,232)

DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on security transactions             (360,375)     (886,353)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net
    Change in outstanding shares (a)<F3>               20,593,559    13,111,125
                                                      -----------   -----------
  TOTAL INCREASE IN NET ASSETS                         27,417,214    12,163,540

NET ASSETS
  Beginning of period                                  19,826,118     7,662,578
                                                      -----------   -----------
  END OF PERIOD                                       $47,243,332   $19,826,118
                                                      -----------   -----------
                                                      -----------   -----------

(a)<F3>  A summary of share transactions is as follows:

                                     YEAR ENDED               YEAR ENDED
                                  DECEMBER 31, 2001         DECEMBER 31, 2000
                               -----------------------    ---------------------
                                            PAID IN                   PAID IN
                                SHARES      CAPITAL       SHARES      CAPITAL
                               ---------  ------------    ------    -----------
Shares sold                    1,607,359  $ 28,053,098    975,413   $15,365,513
Shares issued on reinvestment
  of distributions                19,627       355,076     55,209       881,129
Shares redeemed                 (470,186)   (7,814,615)  (197,647)   (3,135,517)
                               ---------   -----------   --------   -----------
Net increase                   1,156,800   $20,593,559    832,975   $13,111,125
                               ---------   -----------   --------   -----------
                               ---------   -----------   --------   -----------

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                        JANUARY 2, 1998*<F4>
                                            YEAR ENDED           YEAR ENDED           YEAR ENDED              THROUGH
                                         DECEMBER 31, 2001    DECEMBER 31, 2000    DECEMBER 31, 1999     DECEMBER 31, 1998
                                         -----------------    -----------------    -----------------    --------------------

Net asset value, beginning of period            $14.58              $14.55              $ 9.07                $10.00
                                                ------              ------              ------                ------

Income from investment operations:
  Net investment loss                            (0.13)              (0.08)              (0.21)                (0.08)
  Net realized and unrealized gain and
    (loss) on investments                         4.47                1.18                5.69                 (0.85)
                                                ------              ------              ------                ------
Total from investment operations                  4.34                1.10                5.48                 (0.93)
                                                ------              ------              ------                ------

Less distributions:
  From net realized gain
    on investments                               (0.15)              (1.07)                 --                    --
                                                ------              ------              ------                ------
Net asset value, end of period                  $18.77              $14.58              $14.55                $ 9.07
                                                ------              ------              ------                ------
                                                ------              ------              ------                ------

Total return                                      29.83%              6.98%              60.42%                (9.30)%+<F6>

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)           $47,243            $19,826              $7,663                $7,042

Ratio of expenses to average
  net assets:
    Before expense reimbursement                   2.25%              2.25%               3.60%                 3.74%**<F5>
    After expense reimbursement                    2.25%              2.25%               2.20%                 2.25%**<F5>

Ratio of net investment loss to
  average net assets:
    After expense reimbursement                   (1.15)%            (0.79)%             (1.32)%               (1.28)%**<F5>

Portfolio turnover rate                           18.11%             30.17%              19.00%                 5.82%+<F6>

 *<F4>  Commencement of operations.
**<F5>  Annualized.
 +<F6>  Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2001

NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operation on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. Deferred Organization Costs: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended December 31, 2001, Al Frank Asset Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended December 31, 2001, the Fund incurred $289,843 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended December 31, 2001, the Advisor recaptured $15,072 of such expenses it previously reimbursed to the Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $149,580 at December 31, 2001, all of which expires in 2003.

     U.S. Bancorp Fund Services (formerly ICA, LLC) (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

             FUND ASSET LEVEL                             FEE RATE

Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

     Quasar Distributors, LLC. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.
Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended December 31, 2001, the Fund paid the Distribution Coordinator $72,460.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $19,429,384 and $4,953,604 respectively.

NOTE 6 - INCOME TAXES

     Net realized losses differ for financial statement and tax purposes due to differing treatments for wash sale losses deferred.

     As of December 31, 2001, the components of net assets on a tax basis were as follows:

Cost of investments                                             $40,073,303

Gross tax unrealized appreciation                               $10,244,631
Gross tax unrealized depreciation                                (2,150,767)
                                                                -----------
Net tax unrealized appreciation                                  $8,093,864
                                                                -----------
                                                                -----------

Undistributed realized gains:
    Long-term capital gain                                         $317,672

The tax composition of dividends was as follows:

    Long-term capital gains                                        $360,375

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND
SHAREHOLDERS OF THE AL FRANK FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Al Frank Fund, series of Advisors Series Trust (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period from January 2, 1998 (commencement of operations) to December 31, 1998 were audited by other independent accountants, whose report dated
January 29, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, New York
April 11, 2002

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling 888-263-6443.

                              INDEPENDENT TRUSTEES

                          POSITION                                                 # OF FUNDS
                            HELD       TERM OF OFFICE                              IN COMPLEX
                          WITH THE     AND LENGTH OF      PRINCIPAL OCCUPATION    OVERSEEN BY        OTHER DIRECTORSHIPS
 NAME, AGE AND ADDRESS     TRUST        TIME SERVED      DURING PAST FIVE YEARS     TRUSTEE            HELD BY TRUSTEE
 ---------------------    --------     --------------    ----------------------   -----------        -------------------
Walter E. Auch           Trustee       Indefinite       Management Consultant      Fifteen        Nicholas-Applegate Funds,
(Born 1921)                            Term                                                       Salomon Smith Barney Funds,
4455 E. Camelback Rd.,                 Since 1997                                                 Bayan Strategic Realty Trust,
Suite 261-E                                                                                       Legend Properties, Pimco
Phoenix, AZ 85018                                                                                 Advisors LLP, and Senele Group

Donald E. O'Connor       Trustee       Indefinite       Financial Consultant;      Fifteen        The Pamassus Fund
(Born 1936)                            Term             fomerly Executive Vice                    The Pamassus Income Fund
4455 E. Camelback Rd.,                 Since 1997       President and Chief                       The Forward Funds
Suite 261-E                                             Operating Officer of ICI
Phoenix, AZ 85018                                       Mutual Insurance Company
                                                        (until January, 1997);
                                                        Vice President,
                                                        Operations, Investment
                                                        Company Institute (until
                                                        July, 1993).

George T. Wofford III    Trustee       Indefinite       Senior Vice President,     Fifteen        Not Applicable
(Born 1939)                            Term             Information Services,
4455 E. Camelback Rd.,                 Since 1997       Federal Home Loan Bank of
Suite 261-E                                             San Francisco
Phoenix, AZ 85018

                        INTERESTED TRUSTEES AND OFFICERS

                                                                                    # OF FUNDS
                         POSITION                                                   IN COMPLEX
                           HELD      TERM OF OFFICE                                 OVERSEEN BY    OTHER DIRECTORSHIPS
                         WITH THE     AND LENGTH OF     PRINCIPAL OCCUPATION        TRUSTEE OR       HELD BY TRUSTEE
 NAME, AGE AND ADDRESS    TRUST        TIME SERVED     DURING PAST FIVE YEARS        OFFICER           OR OFFICER
 ---------------------   --------    --------------    ----------------------       -----------    -------------------
Eric M. Banhazl         Trustee,       Indefinite     Senior Vice President, U.S.     Fifteen      Not Applicable
(Born 1957)             President &    Term           Bancorp Fund Services, LLC,
2020 E. Financial Way   Treasurer      Since 1997     the Fund's administrator
Glendora, CA 91741                                    (since July, 2001);
                                                      Treasurer, Investec Funds;
                                                      formerly, Executive Vice
                                                      president, Investment Company
                                                      Administration, LLC ("ICA")
                                                      (The Fund's former
                                                      administrator).

Thomas W. Marchel       Vice           Indefinite     Vice President, U.S. Bancorp    Fifteen      Not Applicable
(Born 1970)             President &    Term           Fund Services, LLC since
4455 E. Camelback Rd.,  Treasurer      Since 2000     July, 2001; Vice President,
Suite 261-E                                           Advisors Series Trust;
Phoenix, AZ 85018                                     formerly Vice President, ICA
                                                      (January 2000-July 2001);
                                                      Assistant Vice President, ICA
                                                      (October 1995-January 2000).

                                    ADVISOR

                        Al Frank Asset Management, Inc.
                                 P.O. Box 1438
                         Laguna Beach, California 92652
                                www.alfrank.com

                                  DISTRIBUTOR

                         U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416

                                   CUSTODIAN

                        U.S. Bank, National Association
                    425 Walnut Street, M/L 6118, Sixth Floor
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT

                          Orbitex Data Services, Inc.
                        14707 California Street, Suite 5
                           Omaha, Nebraska 68154-1952
                                 (888) 263-6443

                            INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                            New York, New York 10036

                                 LEGAL COUNSEL

                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441

                               FUND ADMINISTRATOR

                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202